SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

31.	SUBSEQUENT EVENTS

In February 2021, the Company extended the terms of its senior unsecured revolving credit facility of up to $275.0 million with an affiliate of Hemen by 12 months to May 2022. $60.0 million of the extended facility has been recorded as long-term debt as at December 31, 2020. $215.0 million remains available and undrawn under this facility.

In March 2021, the Company took delivery of the LR2 tanker Front Fusion from SWS and drew down $34.3 million under its senior secured term loan facility with CEXIM and Sinosure to partially finance the delivery.